Organization and Principal Activities and Going Concern	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities and Going Concern [Abstract]
Organization and principal activities and going concern

1. Organization and principal activities and going concern

The Company was incorporated in the British Virgin Island (“BVI”) on December 13, 2017. The Company principally engages in the business of foreign language education and university education. The Company’s revenue is primarily derived from foreign education programs, university education programs and student accommodation services.

Liquidity and Capital Resources

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. However, as of September 30, 2025, the Company has incurred recurring net losses and negative cash flows from operations, which raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. As of September 30, 2025, the Company had an accumulated deficit of $17,387,799 and a negative operating cash flow of $2,946,315.

Management has developed a plan to address these concerns, which includes the following actions:

●	Cost reduction initiatives: The Company plans to implement some cost-cutting measures, including reductions in discretionary spending.

●	Equity financing: The Company is actively seeking additional equity financing to fund operations and meet its obligations.

●	New university programs: The Company is exploring strategic partnerships with more universities to introduce more educational programs and increase sources of revenues.

While management believes that these plans are feasible, there is no assurance that these actions will be successful in mitigating the substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to obtain sufficient financing or generate adequate cash flows from operations, it may be required to curtail or cease operations, seek protection under applicable bankruptcy laws, or pursue other strategic alternatives.

The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.